Property, Plant and Equipment - Property, plant and equipment is distributed among geographical areas (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 26,918	€ 22,715	€ 22,715	€ 14,700	€ 9,908	€ 9,908
Total property plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		11,774		6,013	2,807
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		11,723		6,004	€ 2,807
United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		38		€ 9
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		10
Switzerland
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		€ 3